PARENT COMPANY DISCLOSURES (Details) - Company Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current assets:
Deferred tax assets	£ 2,741	£ 2,666
Current assets:
Fair value assets	29,613	26,369
Financial assets at fair value through profit or loss	171,626	160,189
Other assets	4,250	4,474
Cash and cash equivalents	75,467	57,811	£ 55,224	£ 58,708
Current tax recoverable	660	7
Total assets	871,269	833,893
Capital and reserves:
Share capital	7,084	7,005
Share premium account	17,863	17,751	17,719	17,634
Merger reserve	7,763	7,763	7,766
Capital redemption reserve	4,462	4,462	4,273
Retained profits	4,584	3,246
Total equity excluding non-controlling interests	49,184	47,603
Total equity	49,413	47,806	50,199	47,952
Non-current liabilities:
Debt securities in issue	87,397	97,689
Subordinated liabilities	14,261	17,130	17,656
Deferred tax liabilities	45	44
Current liabilities:
Derivative financial instruments	27,313	25,779
Financial liabilities at fair value through profit or loss	22,646	21,486
Current tax liabilities	31	187
Other liabilities	20,347	20,333
Total liabilities	821,856	786,087
Total equity and liabilities	871,269	833,893
Parent company
Non-current assets:
Investment in subsidiaries	49,903	48,597
Loans to subsidiaries	20,107	14,660
Deferred tax assets	10	0
Non-current assets	70,020	63,257
Current assets:
Fair value assets	1,832	760
Financial assets at fair value through profit or loss	14,362	12,516
Other assets	982	983
Amounts due from subsidiaries	27	27
Cash and cash equivalents	7	29	57	272
Current tax recoverable	16	1
Current assets	17,226	14,316
Total assets	87,246	77,573
Capital and reserves:
Share capital	7,084	7,005
Share premium account	17,863	17,751
Merger reserve	7,420	7,420
Capital redemption reserve	4,462	4,462
Retained profits	4,869	3,950
Total equity excluding non-controlling interests	41,698	40,588
Other equity instruments	5,906	5,906
Total equity	47,604	46,494	£ 45,125	£ 43,222
Non-current liabilities:
Debt securities in issue	20,545	20,018
Subordinated liabilities	7,760	5,961
Deferred tax liabilities	0	2
Total non-current liabilities	28,305	25,981
Current liabilities:
Derivative financial instruments	803	438
Financial liabilities at fair value through profit or loss	8,635	3,464
Other liabilities	1,899	1,196
Current liabilities	11,337	5,098
Total liabilities	39,642	31,079
Total equity and liabilities	£ 87,246	£ 77,573